RELATED PARTY TRANSACTIONS	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

DiscLive Network

On July 10, 2017, the Company entered into a Licensing Agreement with RockHouse Live Media Productions, Inc., DBA “DiscLive” or “DiscLive Network” (“DiscLive”) to formalize the terms of the Strategic Alliance entered into by the Company with DiscLive on July 21, 2016. VNUE has acquired an exclusive license from DiscLive, for a period of three years unless earlier terminated under the Agreement, for the use of all its assets, including but not limited to the DiscLive brand, website (including eCommerce platform), intellectual property, inventory, equipment, trade secrets and anything related to its business of “instant live” recording. Under the terms of the Agreement, DiscLive granted the Company a worldwide exclusive license.

In exchange for the license, DiscLive will receive a license fee equal to five percent (5%) of any sales derived from the sale and use of the products and services. DiscLive is controlled by our Chief Executive Officer. Revenues of $5,049 and $2,261 for the periods ended March 31, 2022, and 2021, respectively, were recorded using the assets licensed under this agreement. For the periods ended March 31, 2022, and 2021 the fees would have amounted to $252 and $113 respectively. The Company’s Chief Executive Officer agreed to waive the right to receive these license fees for both years and has never taken any fees pursuant to this agreement.

Accrued Payroll to Officers

Accrued payroll to two officers was $231,750 and $233,750 respectively, as of March 31, 2022, and December 31, 2021, respectively. The Chief Executive Officer’s compensation is $170,000 per year.

Advances from Officers/Stockholders

From time to time, officers/stockholders of the Company advance funds to the Company for working capital purposes. During the year ended December 31, 2021, the Company’s CEO advanced $10,000 to the Company on an interest-free basis. That amount remained outstanding as of March 31, 2022.

NOTE 4 – RELATED PARTY TRANSACTIONS

DiscLive Network

On July 10, 2017, the Company entered into a Licensing Agreement with RockHouse Live Media Productions, Inc., DBA “DiscLive” or “DiscLive Network” (“DiscLive”) to formalize the terms of the Strategic Alliance entered into by the Company with DiscLive on July 21, 2016. VNUE has acquired an exclusive license from DiscLive, for a period of three years unless earlier terminated under the Agreement, for the use of all its assets, including but not limited to the DiscLive brand, website (including eCommerce platform), intellectual property, inventory, equipment, trade secrets and anything related to its business of “instant live” recording. Under the terms of the Agreement, DiscLive granted the Company a worldwide exclusive license.

In exchange for the license, DiscLive will receive a license fee equal to five percent (5%) of any sales derived from the sale and use of the products and services. DiscLive is controlled by our Chief Executive Officer. Revenues of $100,476 and $22,474 for the periods ended December 31, 2021 and 2020, respectively, were recorded using the assets licensed under this agreement. For the periods ended December 31, 2021 and 2020 the fees would have amounted to $5,024 and $1,124 respectively. The Company’s Chief Executive Officer agreed to waive the right to receive these license fees for both years and has never taken any fees pursuant to this agreement.

Accrued Payroll to Officers

Accrued payroll to two officers was $233,750 and $209,750 respectively, as of December 31, 2021, and December 31, 2020, respectively. The Chief Executive Officer’s compensation is $170,000 per year.

Advances from Officers/Stockholders

From time to time, officers/stockholders of the Company advance funds to the Company for working capital purposes. During the year ended December 31, 2019, a former employee and stockholder agreed to forgive $14,000 owed by the Company. The Company recorded the $14,000 as a gain on the settlement of debt, leaving a remaining balance of $720 on December 31, 2019.

Stage It Corp [Member]
RELATED PARTY TRANSACTIONS

NOTE 3 – RELATED PARTY TRANSACTIONS

The Company entered into several convertible promissory notes in 2013, 2014 and 2015 with Evan Lowenstein the company founder and Director, Jaron Lowenstein the brother of Evan, Chuck Lowenstein the father of Evan. The Company also entered into several convertible promissory notes with Robert Jennings over the same period who is a Stage It Director. These notes were issued to fund the early growth of the Company. The notes were issued at 18% interest compound annually and can only convert to common stock upon the occurrence of a qualified funding, which has not occurred. As of September 30, 2021 and December 31, 2020 the balance of convertibles notes due to related parties was $547,500 and $547,500 respectively, and the accrued interest on September 30 2021 and December 31, 2020, was $893,632 and $767,515, respectively.

NOTE 3 – RELATED PARTY TRANSACTIONS

The Company entered into several convertible promissory notes in 2013, 2014 and 2015 with Evan Lowenstein the company founder and Director, Jaron Lowenstein the brother of Evan, Chuck Lowenstein the father of Evan. The company also entered into several convertible promissory notes with Robert Jennings over the same period who is a Stage It Director. These notes were issued to fund the early growth of the Company. The notes were issued at 18% interest compound annually and can only convert to common stock upon the occurrence of a qualified funding, which has not occurred. As of December 31, 2020 and 2019 the balance of convertibles notes due to related parties was $547,500 and $547,500 respectively, and the accrued interest on December 31, 2020 and 2019, was $767,715 and $617,891.